SUMMARY OF WARRANT INFORMATION (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price		$ 4.00	$ 4.00
Number of Warrants		5,006,204
Weighted Average Remaining Life (in Years)	3 months 14 days	8 months 12 days	8 months 12 days
Number of Warrants, Exercisable		5,006,204